TAXES PAYABLE AND INCOME TAX AND SOCIAL CONTRIBUTIONS - LIABILITY - Income tax and social contributions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Current liabilities [abstract]
Current income tax	R$ 2,031,674		R$ 1,075,786
Current social contributions	921,398		422,432
Total	2,953,072		1,498,218
Noncurrent liabilities:
Deferred income tax and social contributions	R$ 8,315,386	R$ 9,618,217	R$ 8,901,931